Cat Financial Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 customer
Other European customers
Loan and finance lease receivables modified as TDRs
Pre-TDR Outstanding Recorded Investment	$ 43
Post-TDR Outstanding Recorded Investment	43
Number of customers	1
Other customers
Loan and finance lease receivables modified as TDRs
Pre-TDR Outstanding Recorded Investment	104
Post-TDR Outstanding Recorded Investment	104
Number of customers	3
Customer
Loan and finance lease receivables modified as TDRs
Number of Contracts	125
Pre-TDR Outstanding Recorded Investment	184
Post-TDR Outstanding Recorded Investment	184
TDRs which had been modified within twelve months of the default date
Number of Contracts	70
Post-TDR Recorded Investment	101
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts	71
Pre-TDR Outstanding Recorded Investment	13
Post-TDR Outstanding Recorded Investment	13
TDRs which had been modified within twelve months of the default date
Number of Contracts	48
Post-TDR Recorded Investment	26
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts	7
Pre-TDR Outstanding Recorded Investment	44
Post-TDR Outstanding Recorded Investment	44
TDRs which had been modified within twelve months of the default date
Number of Contracts	1
Post-TDR Recorded Investment	1
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts	12
Pre-TDR Outstanding Recorded Investment	10
Post-TDR Outstanding Recorded Investment	10
TDRs which had been modified within twelve months of the default date
Number of Contracts	7
Post-TDR Recorded Investment	4
Customer | Global Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts	35
Pre-TDR Outstanding Recorded Investment	117
Post-TDR Outstanding Recorded Investment	117
TDRs which had been modified within twelve months of the default date
Number of Contracts	14
Post-TDR Recorded Investment	70
Remaining commitments	15
Additional investments not recorded	25
Customer | Other customers
Loan and finance lease receivables modified as TDRs
Number of customers	2
TDRs which had been modified within twelve months of the default date
Post-TDR Recorded Investment	$ 65